CONTINGENCIES AND COMMITMENTS	6 Months Ended
Feb. 29, 2020
Disclosure of contingent liabilities [abstract]
CONTINGENCIES AND COMMITMENTS [Text Block]

10. CONTINGENCIES AND COMMITMENTS

The Company's remaining minimum payments under its office and equipment lease agreements in Canada and South Africa total approximately $423 to March 2022.

From year end the Company's aggregate commitments are as follows:

Payments Due By Year
	< 1 Year	1 - 3 Years	4 - 5 Years	> 5 Years	Total
Lease Obligations	$165	$171	$87	$-	$423
Convertible Note[1]	1,374	22,051	-	-	23,425
Sprott Facility (Note 5)	2,231	21,057	-	-	23,288
Totals	$3,770	$43,279	$87	$-	$47,136

[1]The convertible note and related interest can be settled at the Company's discretion in cash or shares

Africa Wide Legal Action

In April 2018 the Company completed a transaction whereby Maseve Investments 11 (Pty) Ltd. ("Maseve") was acquired (the "Maseve Sale Transaction") by Royal Bafokeng Platinum Ltd. ("RBPlats").  Maseve owned and operated the Maseve Mine.  In September 2018 the Company reported receipt of a summons issued by Africa Wide Mineral Prospecting and Exploration Proprietary Limited ("Africa Wide") whereby Africa Wide instituted legal proceedings in South Africa against PTM RSA, RBPlats and Maseve in relation to the Maseve Sale Transaction. Africa Wide held 17.1% of the shares in Maseve prior to completion of the Maseve Sale Transaction.  Africa Wide is seeking, at this late date, to set aside or be paid increased value for, the closed Maseve Sale Transaction.  RBPlats consulted with senior counsel, both during the negotiation of the Maseve Sale Transaction and in regard to the current Africa Wide legal proceedings.  The Company has received legal advice to the effect that the Africa Wide action, as issued, is ill-conceived and is factually and legally defective.

Tax Audit South Africa

During the 2014, 2015 and 2016 fiscal years, PTM RSA claimed unrealized foreign exchange differences as income tax deductions in its South African corporate tax returns in the amount of Rand 1.4 billion.  The exchange losses emanate from a Canadian dollar denominated shareholder loan advanced to PTM RSA and weakening of the Rand.  Under applicable South African tax legislation, exchange losses can be claimed in the event that the shareholder loan is classified as a current liability as determined by IFRS.

For the years in question, the intercompany debt was classified as current in PTM RSA's stand alone audited financial statements.    During 2018, the South African Revenue Service ("SARS") conducted an income tax audit of the 2014 to 2016 years of assessment and issued PTM RSA with a letter of audit findings on November 5, 2018.  SARS proposed that the exchange losses be disallowed on the basis that SARS is not in agreement with the reclassification of the shareholder loan as a current liability.  SARS also invited the Company to provide further information and arguments if we disagreed with the audit findings.  On the advice of the Company's legal and tax advisors, the Company is in strong disagreement with the proposed interpretation by SARS.

The Company responded to the SARS letter on January 31, 2019 and again on April 5, 2019 following a request for additional information received on March 20, 2019.  The Company also met with SARS, together with the Company's advisors, on May 30, 2019 in order to address any remaining concerns that SARS may have.  At present this matter is unresolved.  Any tax assessment issued by SARS will be legally contested by PTM RSA.

In the event that the exchange losses are disallowed by SARS, the Company estimates that for the years under review that PTM RSA's exposure would be taxable income of approximately Rand 182 million and an income tax liability of approximately Rand 51 million (approximately $3.25 million at August 31, 2019, translated at February 29, 2020 exchange rates.  For fiscal years 2017 and 2018 the Company estimates that a further Rand 266 million in income could be subject to taxation at a rate of approximately 28% if our exchange losses are disallowed by SARS.  SARS may apply interest and penalties to any amounts due, which could be substantial.  Management believes its accounting classification of the shareholder loan is correct and that no tax assessment is warranted; however, we cannot assure that SARS will not issue a reassessment or that we will be successful in legally contesting any such assessment.  Any assessment could have a material adverse effect on the Company's business and financial condition.

Brokerage Fees Payable

There were certain deferred brokerage fees related to the Maseve Sale Transaction and the Implats Transaction that became payable as soon as practicable after the Company repaid a $40 million secured loan facility due to LMM (the "LMM Facility").  The outstanding fee amount payable of $2,748 has been reclassified to current liabilities subsequent to the repayment of the LMM Facility on August 21, 2019.